Defined Benefit Plans and Other Post-Employment Benefit Plans	12 Months Ended
Dec. 31, 2010
Defined Benefit Plans and Other Post-Employment Benefit Plans

12. Defined Benefit Plans and Other Post-Employment Benefit Plans

The components of net periodic benefit costs for the Company’s defined benefit pension plans and other post-employment benefit plans for the three and nine months ended September 30, 2011 and October 1, 2010, are as follows:

	Defined Pension Benefits
	Three Months Ended		Nine Months Ended
	September 30, 2011	October 1, 2010	September 30, 2011	October 1, 2010
Service cost	$2,588	$2,380	$7,469	$7,076
Interest cost	8,914	8,310	26,622	25,270
Expected return on plan assets	(10,911)	(9,193)	(32,377)	(27,737)
Amortization of net loss	1,496	1,762	4,423	4,991
Amortization of transition obligation	48	44	143	155
Amortization of prior service (credit) cost	(683)	(613)	(1,992)	(1,370)
Curtailments, settlements and special termination benefits	—	(10,140)	894	(5,355)

Net periodic pension cost	$1,452	$(7,450)	$5,182	$3,030

	Other Post-Employment Benefits
	Three Months Ended		Nine Months Ended
	September 30, 2011	October 1, 2010	September 30, 2011	October 1, 2010
Service cost	$314	$326	$941	$979
Interest cost	1,128	1,157	3,386	3,473
Amortization of net (gain) loss	(17)	(22)	(51)	(67)
Amortization of prior service credit	(51)	(51)	(154)	(153)

Net periodic benefit cost	$1,374	$1,410	$4,122	$4,232

The Company made contributions to its defined benefit pension plans of $5,277 and $9,258 during the three months ended September 30, 2011 and October 1, 2010, respectively; and $22,000 and $22,701 during the nine months ended September 30, 2011 and October 1, 2010, respectively.

In June 2011, the Company recognized a settlement of defined benefits to former U.S. employees resulting in a related loss of $894. The Company recorded this loss in selling, general and administrative expenses in the consolidated statement of operations.

In September 2010, the Company recognized a curtailment gain of $11,348 relating to the announced freezing of its pension plan in The Netherlands. The Company recorded this gain in selling, general, and administrative expenses in the consolidated statement of operations.

In June 2010, the Company recognized a settlement of defined benefits to former U.S. employees resulting in a related loss of $3,974. The Company recorded $1,996 of this loss as a component of discontinued operations, and $1,978 in selling, general and administrative expenses in the consolidated statement of operations. In September 2010, the Company recognized an additional loss of $1,080. The Company recorded $682 of this loss as a component of discontinued operations, and $398 in selling, general, and administrative expenses in the consolidated statement of operations.

In June 2010, the Company recognized a curtailment and settlement of defined benefits to former Japan employees, resulting in a related loss of $571. In September 2010, the Company recognized an additional loss of $128. The Company recorded these losses in selling, general and administrative expenses in the consolidated statement of operations.

In June 2010, the Company recognized a curtailment of defined benefits to former Ireland employees resulting in a related loss of $241. The Company recorded this loss in selling, general and administrative expenses in the consolidated statement of operations.